Risk/Return Detail Data - FidelityEnvironmentalBondFund-AMCIZPRO	Oct. 30, 2023 USD ($)
Risk/Return:
Registrant Name	Fidelity Income Fund
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: Fidelity® Environmental Bond Fund/Fidelity Advisor® Environmental Bond Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Environmental Bond Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay brokerage commissions on purchases and sales of certain share classes of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Dec. 31, 2024
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 84% of the average value of its portfolio.
Portfolio Turnover, Rate	84.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 40 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in environmental debt securities of all types and repurchase agreements for those securities.Environmental debt securities include debt securities of issuers that develop or provide products or services that seek to provide environmental solutions and/or support efforts to reduce their own environmental footprint, and debt securities that support environmental projects. Environmental debt securities include issuers, including sovereign or government-related issuers, (i) contained in the Bloomberg MSCI Global Green Bond USD Index (Hedged USD) and/or (ii) that have an above average environmental score as categorized by MSCI or are rated low risk or better by Sustainalytics.Normally investing primarily in investment-grade debt securities.Managing the fund with reference to the overall interest rate risk of the Bloomberg U.S. Aggregate Bond Index.Investing in domestic and foreign issuers.Allocating assets across different market sectors and maturities.Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Hedging the fund's foreign currency exposures utilizing forward foreign currency exchange contracts.Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Risk Narrative [Text Block]	Environmental Focus Risk. The fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the fund than they would a fund that does not invest in issuers with a common purpose. The fund also will be affected by a decrease in governmental or other support for environmental initiatives. Sustainability Risk. Application of Fidelity Management & Research Company LLC's (FMR) (the Adviser) environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance depending on whether certain investments are in or out of favor. The criteria related to the fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views. When evaluating an issuer, the Adviser is dependent on information or data obtained through voluntary or third-party reporting that may be incomplete, inaccurate, or unavailable, which could cause the Adviser to incorrectly assess an issuer's business practices. Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease. Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The extent of economic development; political stability; market depth, infrastructure, and capitalization; and regulatory oversight can be less than in more developed markets. Emerging markets typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign Currency Transactions. Although a forward foreign currency exchange contract is used to reduce or hedge a fund's exposure to changes in the value of the currency, suitable hedging transactions may not be available in all circumstances, may not be successful, and may eliminate any chance for the fund to benefit from favorable fluctuations in relevant foreign currencies. Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments. Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate.
Risk Lose Money [Text]	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Jun. 15, 2021
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2023
Bar Chart, Year to Date Return	(1.30%)
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2022
Highest Quarterly Return	1.86%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.13%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.09%
Total annual operating expenses	0.69%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.69%
1 year	$ 468
3 years	612
5 years	769
10 years	1,224
1 Year	468
3 Years	612
5 Years	769
10 Years	$ 1,224
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.35%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.11%
Total annual operating expenses	0.71%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.71%
1 year	$ 470
3 years	618
5 years	779
10 years	1,247
1 Year	470
3 Years	618
5 Years	779
10 Years	$ 1,247
2022	(13.86%)
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.58%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	0.58%
1 year	$ 59
3 years	186
5 years	324
10 years	726
1 Year	59
3 Years	186
5 Years	324
10 Years	$ 726
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[2]
Management fee	0.35%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.08%
Total annual operating expenses	1.43%
Fee waiver and/or expense reimbursement	none
Total annual operating expenses after fee waiver and/or expense reimbursement	1.43%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 246
3 years	452
5 years	782
10 years	1,517
1 Year	146
3 Years	452
5 Years	782
10 Years	$ 1,517
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Fidelity Advisor Environmental Bond Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.35%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.05%
Total annual operating expenses	0.40%
Fee waiver and/or expense reimbursement	0.04%	[3]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.36%
1 year	$ 37
3 years	123
5 years	219
10 years	500
1 Year	37
3 Years	123
5 Years	219
10 Years	$ 500
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Return Before Taxes | Fidelity Advisor Environmental Bond Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	(17.30%)
Since Inception	(11.70%)	[4]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Return Before Taxes | Fidelity Advisor Environmental Bond Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	(17.31%)
Since Inception	(11.71%)	[5]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Return Before Taxes | Fidelity Advisor Environmental Bond Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	(13.65%)
Since Inception	(9.15%)	[6]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Return Before Taxes | Fidelity Advisor Environmental Bond Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	(15.43%)
Since Inception	(10.03%)	[7]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | Return Before Taxes | Fidelity Advisor Environmental Bond Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	(13.58%)
Since Inception	(9.06%)	[8]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | After Taxes on Distributions | Fidelity Advisor Environmental Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	(18.23%)
Since Inception	(12.46%)	[5]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | After Taxes on Distributions and Sales | Fidelity Advisor Environmental Bond Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	(10.24%)
Since Inception	(9.14%)	[5]
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	(13.01%)
Since Inception	(8.39%)
FidelityEnvironmentalBondFund-AMCIZPRO | Fidelity Environmental Bond Fund | IXXY6
Risk/Return:
Label	Bloomberg MSCI Global Green USD Bond Index (Hedged USD)
Past 1 year	(12.25%)
Since Inception	(8.13%)

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% and 0.25%, respectively.
[2]	BOn Class C shares redeemed less than one year after purchase.
[3]	AFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.36% (the Expense Cap). If at any time during the current fiscal year expenses for Class Z of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through December 31, 2024. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[4]	BFrom June 15, 2021.
[5]	AFrom June 15, 2021.
[6]	DFrom June 15, 2021.
[7]	CFrom June 15, 2021.
[8]	EFrom June 15, 2021.